Subsequent Events - Dividend Declarations (Details) - Forecast - $ / shares	Feb. 27, 2025	Jan. 30, 2025	Dec. 27, 2024	Nov. 27, 2024
Common Class I
Subsequent Event [Line Items]
Gross Distribution (in dollars per share)	$ 0.1875		$ 0.1875	$ 0.2200
Common Class I | O 2025 M3 1 Aggregate Dividends
Subsequent Event [Line Items]
Gross Distribution (in dollars per share)		$ 0.1875
Common Class I | O 2025 M3 2 Aggregate Dividends
Subsequent Event [Line Items]
Gross Distribution (in dollars per share)		0.0050
Common Class S
Subsequent Event [Line Items]
Gross Distribution (in dollars per share)	$ 0.1875		$ 0.1875	$ 0.2200
Common Class S | O 2025 M3 1 Aggregate Dividends
Subsequent Event [Line Items]
Gross Distribution (in dollars per share)		0.1875
Common Class S | O 2025 M3 2 Aggregate Dividends
Subsequent Event [Line Items]
Gross Distribution (in dollars per share)		$ 0.0050